Loss per share - Summary of Weighted Average Number of Ordinary Shares (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Basic and diluted earnings per share [abstract]
Net loss	$ (6,897,318)	$ (1,810,981)	$ (21,590,783)	$ (4,842,463)	$ (9,275,962)	$ (4,100,782)	$ (908,869)
Weighted average number of ordinary shares	2,394,475	2,100,603	2,372,731	2,057,723	2,068,952	1,801,338	1,700,751
Basic and diluted loss per share	$ (2.88)	$ (0.86)	$ (9.10)	$ (2.35)	$ (4.48)	$ (2.28)	$ (0.53)